Financial Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Assets Pledged as Collateral
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.20	12.31.19
Deposits as Collateral	6,899,443	5,479,776
Special Accounts as Collateral—Argentine Central Bank	11,444,550	10,245,260
Trust as Collateral	373,450	—

Total	18,717,443	15,725,036